Document and Entity Information	Sep. 23, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 23, 2024
Entity Registrant Name	AIR LEASE CORPORATION
Entity Incorporation State Country Code	DE
Entity File Number	001-35121
Entity Tax Identification Number	27-1840403
Entity Address Address Line 1	2000 Avenue of the Stars
Entity Address Address Line 2	Suite 1000N
Entity Address City Or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90067
City Area Code	310
Local Phone Number	553-0555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001487712
Amendment Flag	false
Class A Common Stock [Member]
Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	AL
Security Exchange Name	NYSE
6.150% Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series A [Member]
Entity Information [Line Items]
Security 12b Title	6.150% Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	AL PRA
Security Exchange Name	NYSE
3.700% Medium-Term Notes, Series A, due April 15, 2030 [Member]
Entity Information [Line Items]
Security 12b Title	3.700% Medium-Term Notes, Series A, due April 15, 2030
Trading Symbol	AL30
Security Exchange Name	NYSE